Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Summary of Other liabilities
Deferred gains on asset sales	$ 933	$ 930
SPG point liability	724	702
Deferred revenue including VOI and residential sales	17	23
Benefit plan liabilities	74	61
Insurance reserves	47	46
Other	176	124
Other liabilities	1,971	1,886
Other Liabilities (Textual) [Abstract]
Cash received toward the purchase of SPG points by American Express			250
Financial arrangement with an implicit interest rate			4.50%
Annual deduction from advance	50
Other liabilities related to amendment	$ 72
Period for deduction of financing arrangements	5 years